SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Property, Plant, and Equipment [Line Items]
Property plant and equipment gross	¥ 2,341,896	¥ 696,703
Right-of-use assets- Finance lease	66,955	64,879
Accumulated depreciation	(366,325)	(301,452)
Accumulated depreciation- Finance lease	(46,206)	(37,724)
Total	1,929,365	357,527
Building [Member]
Property, Plant, and Equipment [Line Items]
Property plant and equipment gross	196,045	98,383
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Property plant and equipment gross	315,086	226,697
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Property plant and equipment gross	1,691	1,691
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Property plant and equipment gross	256,692	234,159
Land [Member]
Property, Plant, and Equipment [Line Items]
Property plant and equipment gross	1,495,032	70,894
Construction in Progress [Member]
Property, Plant, and Equipment [Line Items]
Property plant and equipment gross	¥ 10,395